COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS (Details Narrative) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 11, 2020	Oct. 02, 2017	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Depreciation expense			$ 13,661	$ 11,518	$ 27,323	$ 23,608	$ 37,328	$ 47,765
Carrying value of intangible assets			1,508,801		1,508,801		1,302,440	407,467
Impairment for intangible assets							0
Stock issued during period value			$ 987,961	$ 400,150	$ 1,385,960	$ 666,650	$ 941,009	$ 320,000
Ares Resources Corporation [Member] | Maximum [Member]
Ownership percentage			5.00%		5.00%		5.00%
Exchange Agreement [Member] | Ares Resources Corporation [Member]
Number of shares issued upon conversion		25,000,000
Number of shares converted		500,000
Number of shares converted, amount		$ 150,000
Shares issued, price per share		$ 0.006
Common Stock [Member]
Stock issued during period, shares, new issues			185,673,296	69,591,306	275,972,448	110,132,972	174,019,679	420,000,000
Stock issued during period value			$ 185,673	$ 69,592	$ 275,972	$ 110,133	$ 174,020	$ 420,000
Common Stock [Member] | Ares Resources Corporation [Member]
Stock issued during period value	$ 76,926
Common Stock [Member] | Lancaster Brazil Fund [Member]
Stock issued during period, shares, new issues	53,947,368
Stock issued during period value	$ 76,926
Common Stock [Member] | Exchange Agreement [Member]
Number of shares issued upon conversion		25,000,000